                         -------------------------------
                                 MORGAN STANLEY
                                   DEAN WITTER
                                   HIGH YIELD
                                   FUND, INC.
                         -------------------------------





                              FIRST QUARTER REPORT
                                 MARCH 31, 2000
                           MORGAN STANLEY DEAN WITTER
                           INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER






                           MORGAN STANLEY DEAN WITTER
                              HIGH YIELD FUND, INC.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Harold J. Schaaff, Jr.
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER

Robin L. Conkey
ASSISTANT TREASURER
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
-------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
-------------------------------------------------------------------------------
CUSTODIANS

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
-------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
-------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
-------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the three months ended March 31, 2000, the Morgan Stanley Dean Witter High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of -1.59% compared to -1.29% for the CS First Boston High Yield Index (the "Index"). For the period from the Fund's commencement of operations on November 30, 1993 through March 31, 2000, the Fund's total return, based on net asset value per share, was 80.71% compared to 52.81% for the Index. On March 31, 2000, the closing price of the Fund's shares on the New York Stock Exchange was $11 1/2, representing a 5.6% discount to the Fund's net asset value per share.

The high yield market underperformed higher quality bonds in the first quarter of 2000. Stock market volatility and the announced treasury bond buybacks caused investors to buy treasuries at the expense of all spread products. Furthermore, there were large outflows from high yield mutual funds as individual investors continue to invest heavily in high-tech equity funds. This outflow of funds, over $3 billion in the first quarter, has caused high yield mutual funds to sell securities while high yield issuers continue to bring new supply to the market. Spreads on the Index widened by 95 basis points to 668 over treasuries.

Our exposure to non-U.S. issues, particularly emerging markets debt, had the largest positive impact on our results. Emerging markets debt continued to be the best performing fixed income asset class in the first quarter led by Mexico's upgrade to investment grade status by Moody's. Our Mexican corporate bonds performed very well as did our position in Indah Kiat Finance, which was upgraded by Moody's to B3.

Our portfolio also benefited from BB-rated securities as they outperformed lower rated bonds during the first quarter. An underweight allocation to the energy sector detracted from returns as this sector continued to do well due to high oil prices. Our overweight in the retail sector also lowered our returns as this sector performed worse than the overall market.

In terms of portfolio activity, we participated in several new deals including Winstar, Maxcom, XM Satellite, Charter Communications, Group Telecom and Globix Corp. The telecommunication and cable sectors continue to dominate the new issue calendar, and we remain very positive about these industries and feel that these companies represent very good value. We lowered our target weightings in several issuers during the first quarter including Columbia/HCA, Impress Metals and TV Azteca. We lowered our positions due to good performance and found better value in the above-mentioned new issues.

The high yield market is trading at spread levels only surpassed during the Russian crisis in 1998 and during the last U.S. recession in the early 1990s. This has occurred at the same time that the global economies continue to expand and the default rate has stabilized. We feel that patience will be rewarded in the current environment and the high yield market should have better returns in the months ahead once the supply/demand situation improves.

Sincerely,

/s/ Harold J. Schaaff, Jr.

Harold J. Schaaff, Jr.*
President and Director

April 2000

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.


-------------------------------------------------------------------------------
DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/institutional/investmentmanagement.

* HAROLD J. SCHAAFF, JR. WAS ELECTED PRESIDENT AND DIRECTOR OF THE FUND ON MARCH 20, 2000. MR. SCHAAFF JOINED MORGAN STANLEY DEAN WITTER IN 1989 AND IS A MANAGING DIRECTOR OF MORGAN STANLEY & CO. INCORPORATED AND MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. HE FORMERLY SERVED AS GENERAL COUNSEL AND SECRETARY OF MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC.

Morgan Stanley Dean Witter High Yield Fund, Inc.
Investment Summary as of March 31, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


HISTORICAL                                                            TOTAL RETURN (%)
INFORMATION                        ---------------------------------------------------------------------------
                                       MARKET VALUE (1)        NET ASSET VALUE (2)           INDEX (3)
                                   ----------------------     ---------------------     ----------------------
                                                  AVERAGE                   AVERAGE                    AVERAGE
                                   CUMULATIVE      ANNUAL     CUMULATIVE     ANNUAL     CUMULATIVE      ANNUAL
                                   ----------     -------     ----------    -------     ----------     -------
          Fiscal Year to Date         6.93%          --          -1.59%+       --         -1.29%          --
          One Year                  -16.53        -16.53%         1.19+      1.19%+        0.30          0.30%
          Five Year                  77.29         12.12         78.10+     12.24+        45.54          7.79
          Since Inception*           59.06          7.60         80.71+      9.80+        52.81          6.93

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
-------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                                                        [GRAPH]

                                                   YEAR ENDED DECEMBER 31,                         THREE MONTHS
                                                                                                       ENDED
                                                                                                     MARCH 31,
                                  1993*     1994      1995      1996     1997     1998     1999        2000
                                  ----      ----      ----      ----     ----     ----     ----    ------------
Net Asset Value Per Share ....   $14.10    $11.96    $13.63    $14.45   $15.19   $13.62   $12.73     $12.18
Market Value Per Share .......   $14.75    $11.38    $12.88    $14.63   $16.06   $15.38   $11.06     $11.50
Premium/(Discount) ...........     4.6%     -4.8%     -5.5%      1.3%     5.7%    12.9%   -13.1%      -5.6%
Income Dividends .............       --     $1.37     $1.27     $1.42    $1.36    $1.42    $1.38      $0.33
Capital Gains
  Distributions ..............       --        --        --        --    $0.48    $0.83       --        --
Fund Total Return (2) ........     0.00%    -5.53%    26.07%    17.52%   18.48%    4.12%    6.34%+    -1.59%+
Index Total Return (1)(3) ....     1.26%    -0.98%    17.39%    12.40%   12.65%    0.58%    3.28%     -1.29%


(1)  Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.

*    The Fund commenced operations on November 30, 1993.

+ This return does not include the effect of the rights issued in connection with the Rights offering.

Morgan Stanley Dean Witter High Yield Fund, Inc.
Portfolio Summary as of March 31, 2000 (Unaudited)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                             [CHART]

Debt Securities             (95.9%)
Equity Securities            (3.8%)
Short-Term Investments       (0.3%)

-------------------------------------------------------------------------------
INDUSTRIES

                            [CHART]

Communications: Fixed       (17.9%)
Cable                       (12.2%)
Communications: Mobile      (10.2%)
Gaming                       (6.5%)
Health Care                  (6.4%)
Other                       (29.9%)
Services                     (2.8%)
Metals                       (2.9%)
Paper & Packaging            (3.1%)
Media                        (3.2%)
Retail                       (4.9%)

-------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                              PERCENT OF
                                                 TOTAL
                                              INVESTMENTS
                                              -----------
1.  Columbia/HCA Healthcare                      3.0%
2.  Nextel Communications, Inc.                  2.3
3.  Adelphia Communications                      2.3
4.  DR Securitized Lease Trust                   2.2
5.  RSL Communications Ltd.                      2.0
6.  Intermedia Communication, Inc.               2.0
7.  Station Casinos, Inc.                        2.0
8.  Tenet Healthcare Corp.                       2.0
9.  Chancellor Media Corp.                       1.8
10. Jet Equipment Trust                          1.6
                                                -----
                                                21.2%
                                                -----
                                                -----

   * Excludes short-term investments.

FINANCIAL STATEMENTS
------
STATEMENT OF NET ASSETS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
------
MARCH 31, 2000

                                                         FACE
                                                       AMOUNT           VALUE
                                                        (000)           (000)
-------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (88.7%)
AUTOMOTIVE (1.3%)
  (b)Hayes Lemmerz
       International, Inc.
       8.25%, 12/15/08                         U.S.$    2,850   $       2,401
                                                                ---------------
-------------------------------------------------------------------------------
CABLE (12.2%)
     Adelphia Communications 'B'
       7.75%, 1/15/09                                   1,300           1,105
    (b)8.375%, 2/1/08                                   2,050           1,824
       9.375%, 11/15/09                                 1,250           1,172
    (b)9.875%, 3/1/07                                     200             195
  (b)Cablevision SA
       13.75%, 5/1/09                                     750             743
     Charter Communications
       10.25%, 1/15/10                                  2,100           2,024
     CSC Holdings, Inc.
       7.25%, 7/15/08                                   1,600           1,496
       9.875%, 5/15/06                                  1,470           1,499
  (b)Echostar Dbs Corp.
       9.375%, 2/1/09                                   1,900           1,843
     Multicanal
       10.50%, 2/1/07                                   1,705           1,615
  (a)NTL, Inc.
       0.00%, 4/1/08                                    2,325           1,488
  (a)NTL, Inc. 'B'
       0.00%, 4/1/08                           GBP        750             788
  (a)RCN Corp.
       0.00%, 10/15/07                         U.S.$    3,200           2,048
     Rogers Cablesystems
       10.125%, 9/1/12                                  1,400           1,463
  (a)Telewest Communication plc
       0.00%, 4/15/09                          GBP      2,100           1,959
  (b)United Pan-Europe
       Communications NV
       10.875%, 8/1/09                         U.S.$    1,825           1,716
                                                                ---------------
                                                                       22,978
                                                                ---------------
-------------------------------------------------------------------------------
CHEMICALS (2.7%)
  (b)Huntsman ICI Chemicals
       10.125%, 7/1/09                         EUR        750             693
       10.125%, 7/1/09                         U.S.$      850             820
     ISP Holdings, Inc. 'B'
       9.00%, 10/15/03                                  2,450           2,254
  (b)Lyondell Chemical Co.
       9.625%, 5/1/07                                   1,475           1,401
                                                                ---------------
                                                                        5,168
                                                                ---------------
-------------------------------------------------------------------------------
COMMUNICATIONS: FIXED (16.2%)
  (b)Bayan Telecommunications
       13.50%, 7/15/06                         U.S.$    1,875          $1,584
     Espirit Telecom Group 'DM'
       11.50%, 12/15/07                        EUR        665             605
     Global Crossing Holdings Ltd.
       9.625%, 5/15/08                         U.S.$    1,975           1,906
     Globix Corp.
       12.50%, 2/1/10                                   1,260           1,159
  (a)GT Group Telecom
       0.00%, 2/1/10                                    1,750             963
     Hermes Europe Railtel B.V.
       10.375%, 1/15/09                                 1,125           1,015
       11.50%, 8/15/07                                    945             888
(a,b)Hyperion Telecommunications, Inc.
       0.00%, 4/15/03                                   1,580           1,442
(a,b)Intermedia
       Communications, Inc. 'B'
       0.00%, 7/15/07                                   4,860           3,791
  (b)Metromedia Fiber Network
       10.00%, 12/15/09                        EUR      1,550           1,465
  (a)NEXTLINK
       Communications, Inc.
       0.00%, 4/15/08                          U.S.$    3,050           1,830
  (b)Primus Telecommunications
       Group, Inc.
       11.25%, 1/5/09                                   1,500           1,382
  (b)Primus Telecommunications
       Group, Inc. 'B'
       9.875%, 5/15/08                                  1,000             875
  (b)PSINet, Inc.
       11.00%, 8/1/09                                     960             936
  (b)PSINet, Inc. 'B'
       10.00%, 2/15/05                                    960             912
     Rhythms NetConnections, Inc.
       14.00%, 2/15/10                                    700             623
(a,b)Rhythms NetConnections, Inc. 'B'
       0.00%, 5/15/08                                   1,785             875
     RSL Communications Ltd.
  (a,b)0.00%, 3/15/08                          EUR      1,380             734
    (b)12.25%, 11/15/06                        U.S.$       88              85
  (b)RSL Communications plc
    (a)0.00%, 3/1/08                                    1,500             810
       9.125%, 3/1/08                                   1,700           1,351
       12.00%, 11/1/08                                    900             824
  (b)Tele1
       13.00%, 5/15/09                                  1,910           1,948
  (a)Viatel, Inc.
       0.00%, 4/15/08                                   2,400           1,392
  (a)WAM! Net, Inc. 'B'
       0.00%, 3/1/05                                    1,875           1,050
                                                                ---------------
                                                                       30,445
                                                                ---------------
-------------------------------------------------------------------------------


                                       5

                                                         FACE
                                                       AMOUNT           VALUE
                                                        (000)           (000)
-------------------------------------------------------------------------------
COMMUNICATIONS: MOBILE (9.2%)
  (b)AMSC Acquisition Co., Inc. 'B'
       12.25%, 4/1/08                          U.S.$    1,810          $1,412
     Cellco Finance NV
       12.75%, 8/1/05                                     900             945
  (b)Centennial Cellular
       10.75%, 12/15/08                                 1,755           1,764
  (a)CTI Holdings S.A.
       0.00%, 4/15/08                                   2,250           1,462
  (a)Dolphin Telecommunications plc
       0.00%, 6/1/08                           EUR      1,520             575
    (b)0.00%, 5/15/09                          U.S.$    2,000             770
     Globalstar LP
       11.375%, 2/15/04                                 1,050             368
     Iridium LLC/Capital Corp. 'A'
       13.00%, 7/15/05                                  1,650              33
(a,b)Nextel Communications, Inc.
       0.00%, 9/15/07                                   5,500           4,015
       0.00%, 2/15/08                                     500             340
  (b)Nuevo Grupo Iusacell SA
       14.25%, 12/1/06                                  1,615           1,772
  (a)Occidente y Caribe
       0.00%, 3/15/04                                   3,125           1,969
  (b)PTC International Finance B.V.
       11.25%, 12/1/09                         EUR      1,290           1,318
  (b)Voicestream Wire Co.
       10.375%, 11/15/09                       U.S.$      565             565
                                                                ---------------
                                                                       17,308
                                                                ---------------
-------------------------------------------------------------------------------
ENERGY (2.3%)
  (a)Husky Oil Ltd.
       8.90%, 8/15/28                                   1,175           1,108
     Snyder Oil Corp.
       8.75%, 6/15/07                                   2,200           2,134
     Vintage Petroleum, Inc.
       8.625%, 2/1/09                                     185             174
  (b)9.75%, 6/30/09                                       875             877
                                                                ---------------
                                                                        4,293
                                                                ---------------
-------------------------------------------------------------------------------
FINANCIAL (0.6%)
     Golden State Holdings
       7.125%, 8/1/05                                   1,185           1,052
                                                                ---------------
-------------------------------------------------------------------------------
FOOD & BEVERAGES (0.8%)
     Smithfield Foods, Inc.
       7.625%, 2/15/08                                  1,700           1,479
                                                                ---------------
-------------------------------------------------------------------------------
GAMING (6.5%)
     Harrahs Operating Co., Inc.
       7.875%, 12/15/05                                 3,000           2,767
  (b)Horseshoe Gaming Holding
       8.625%, 5/15/09                                  2,060           1,885
  (b)International Game Technology
       8.375%, 5/15/09                         U.S.$    2,400          $2,186
     Park Place Entertainment
       7.875%, 12/15/05                                 1,380           1,270
       8.50%, 11/15/06                                    400             388
     Station Casinos, Inc.
       8.875%, 12/1/08                                    600             558
    (b)10.125%, 3/15/06                                 3,200           3,216
                                                                ---------------
                                                                       12,270
                                                                ---------------
-------------------------------------------------------------------------------
GENERAL INDUSTRIAL (1.0%)
     Applied Power, Inc.
       8.75%, 4/1/09                                      670             685
     Axia, Inc.
       10.75%, 7/15/08                                    875             674
     Sequa Corp.
       9.00%, 8/1/09                                      525             485
                                                                ---------------
                                                                        1,844
                                                                ---------------
-------------------------------------------------------------------------------
HEALTH CARE (6.4%)
     Columbia/HCA Healthcare
       6.91%, 6/15/05                                   5,190           4,720
       7.00%, 7/1/07                                    1,045             929
     Fresenius Medical Capital Trust II
       7.875%, 2/1/08                                   2,195           1,954
  (b)Sirona Dental Systems
       9.125%, 7/15/08                         EUR        844             634
     Tenet Healthcare Corp.
       8.625%, 1/15/07                         U.S.$    1,900           1,796
  (b)Tenet Healthcare Corp. 'B'
       8.125%, 12/1/08                                  2,150           1,956
                                                                ---------------
                                                                       11,989
                                                                ---------------
-------------------------------------------------------------------------------
HOTELS & LODGING (2.6%)
     Hilton Hotels
       7.95%, 4/15/07                                   3,000           2,775
     HMH Properties 'A'
       7.875%, 8/1/05                                   2,150           1,903
  (b)Host Marriott LP
       8.375%, 2/15/06                                    250             226
                                                                ---------------
                                                                        4,904
                                                                ---------------
-------------------------------------------------------------------------------
INDUSTRIALS (1.6%)
  (b)Republic Technologies International
       13.75%, 7/15/09                                    720             180
   (b)Tenneco Automotive, Inc.
       11.625%, 10/15/09                                1,950           1,911
     XM Satellite Radio Holdings Inc.
       14.00%, 3/15/10                                  1,000             962
                                                                ---------------
                                                                        3,053
                                                                ---------------
-------------------------------------------------------------------------------


                                       6

                                                      FACE
                                                    AMOUNT           VALUE
                                                     (000)           (000)
-------------------------------------------------------------------------------
MEDIA (2.6%)
     Chancellor Media Corp.
       9.00%, 10/1/08                          U.S.$      925            $930
  (b)Chancellor Media Corp. 'B'
       8.125%, 12/15/07                                 2,420           2,384
     Outdoor Systems, Inc.
       8.875%, 6/15/07                                  1,480           1,500
                                                                ---------------
                                                                        4,814
                                                                ---------------
-------------------------------------------------------------------------------
METALS (2.9%)
     Algoma Steel, Inc.
       12.375%, 7/15/05                                   415             400
     Glencore Nickel Property Ltd.
       9.00%, 12/1/14                                     515             438
  (b)Murrin Murrin Holdings
       Property Ltd.
       9.375%, 8/31/07                                  2,600           2,288
  (b)National Steel Corp. 'D'
       9.875%, 3/1/09                                   2,425           2,377
  (b)NSM Steel, Inc.
       12.25%, 2/1/08                                     825               1
                                                                ---------------
                                                                        5,504
                                                                ---------------
-------------------------------------------------------------------------------
PAPER & PACKAGING (3.1%)
  (b)Impress Metal Packaging
       9.875%, 5/29/07                         EUR      1,140           1,064
     Norampac, Inc.
       9.50%, 2/1/08                           U.S.$    2,080           2,038
  (b)Pacifica Papers, Inc.
       10.00%, 3/15/09                                  2,065           2,029
     Tembec Industries, Inc.
       8.625%, 6/30/09                                    830             791
                                                                ---------------
                                                                        5,922
                                                                ---------------
-------------------------------------------------------------------------------
REAL ESTATE (2.0%)
     American Standard Cos., Inc.
       7.375%, 2/1/08                                     750             685
     D.R. Horton, Inc.
       8.00%, 2/1/09                                    1,490           1,233
  (b)Nortek, Inc.
       8.875%, 8/1/08                                   2,075           1,873
                                                                ---------------
                                                                        3,791
                                                                ---------------
-------------------------------------------------------------------------------
RETAIL (4.4%)
     DR Securitized Lease Trust
       6.66%, 8/15/10                                   1,210           1,037
       7.60%, 8/15/07                                   2,866           2,655
       9.35%, 8/15/19                                     500             458
  (b)HMV Media Group plc
       10.25%, 5/15/08                                    345             262
  (b)HMV Media Group plc 'B'
       10.875%, 5/15/08                        GBP      1,035           1,334
     Musicland Group, Inc.
       9.00%, 6/15/03                          U.S.$      590            $513
     Musicland Group, Inc. 'B'
       9.875%, 3/15/08                                  2,400           1,968
                                                                ---------------
                                                                        8,227
                                                                ---------------
-------------------------------------------------------------------------------
SERVICES (2.8%)
     Norcal Waste Systems, Inc.
       13.50%, 11/15/05                                 1,655           1,721
     Waste Management, Inc.
       6.875%, 5/15/09                                    180             151
     Waste Management, Inc.
    (b)7.00%, 10/15/06                                  2,225           1,961
       7.125%, 10/1/07                                    960             838
       7.125%, 12/15/17                                   350             279
       7.65%, 3/15/11                                     375             327
                                                                ---------------
                                                                        5,277
                                                                ---------------
-------------------------------------------------------------------------------
SUPERMARKET/DRUG (1.6%)
  (b)CA FM Lease Trust
       8.50%, 7/15/17                                   1,359           1,282
     Stater Bros. Holdings, Inc.
       10.75%, 8/15/06                                  1,750           1,750
                                                                ---------------
                                                                        3,032
                                                                ---------------
-------------------------------------------------------------------------------
TECHNOLOGY (0.6%)
     Hyundai Semiconductor
       8.25%, 5/15/04                                     790             723
       8.625%, 5/15/07                                    500             450
                                                                ---------------
                                                                        1,173
                                                                ---------------
-------------------------------------------------------------------------------
TELEPHONES (1.0%)
  (a)Winstar Communications Inc.
       0.00%, 4/15/10                                   4,150           1,935
                                                                ---------------
-------------------------------------------------------------------------------
TRANSPORTATION (2.4%)
  (b)Aircraft Lease Portfolio
       Securitization Ltd. 1996-1 P1D
       12.75%, 6/15/06                                  1,526           1,526
  (b)Jet Equipment Trust 'C1'
       11.79%, 6/15/13                                  1,500           1,739
  (b)Jet Equipment Trust 'D-95'
       11.44%, 11/1/14                                  1,100           1,263
                                                                ---------------
                                                                        4,528
                                                                ---------------
-------------------------------------------------------------------------------
UTILITIES (1.9%)
     AES Corp.
       8.50%, 11/1/07                                   1,800           1,571
     CMS Energy Corp.
       7.50%, 1/15/09                                   1,510           1,330
-------------------------------------------------------------------------------


                                       7

                                                         FACE
                                                       AMOUNT           VALUE
                                                        (000)           (000)
-------------------------------------------------------------------------------
UTILITIES (CONTINUED)
     Paiton Energy Funding B.V.
       9.34%, 2/15/14                          U.S.$    1,260            $255
  (b)RAS Laffan Liquid Natural Gas
       8.294%, 3/15/14                                    500             482
                                                                ---------------
                                                                        3,638
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
     (Cost $180,267)                                                  167,025
                                                                ---------------
-------------------------------------------------------------------------------
ASSET BACKED SECURITIES (0.8%)
-------------------------------------------------------------------------------
  (b)Long Beach Auto 1997-1, 'B'
       14.22%, 10/26/03                                   574             570
  (b)OHA Auto Grantor Trust
       1997-1, 'B' 11.00%, 9/15/03                      1,033             988
-------------------------------------------------------------------------------
TOTAL ASSET BACKED SECURITIES
     (Cost $1,616)                                                      1,558
                                                                ---------------
-------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
     OBLIGATIONS (0.8%)
-------------------------------------------------------------------------------
  (b)DLJ Mortgage Acceptance Corp.
       1997-CF2 S 0.357%, 10/15/30                     32,145             633
     Federal Home Mortgage
       Acceptance Corp.
       7.929%, 11/1/18                                  1,312             459
     GMAC Commercial Mortgage
       Securities, Inc.
       1996-C1 X2 1.967%, 3/15/21                       5,920             364
-------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
     (Cost $2,424)                                                      1,456
                                                                ---------------
-------------------------------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (5.6%)
-------------------------------------------------------------------------------
     Federal Republic of Brazil (Brazil)
       12.75%, 1/15/20                                  1,450           1,438
     Grupo Elektra S.A. (Mexico)
       12.00%, 4/1/08                                     900             875
     Indah Kiat Finance (Indonesia)
       10.00%, 7/1/07                                   1,950           1,394
     Maxcom Corporation (Mexico)
       13.75%, 4/1/07                                   1,400           1,432
  (b)Pindo Deli Finance (Mauritius)
       10.75%, 10/1/07                                  1,955           1,413
  (b)Satelites Mexicanos 'B' (Mexico)
       10.125%, 11/1/04                                   940             771
  (b)TV Azteca 'B' (Mexico)
       10.50%, 2/15/07                                  1,540           1,478
     Republic of Philippines (Philippines)
       10.625%, 3/16/25                                 1,000             996
  (b)Republic of Colombia (Colombia)
       9.75%, 4/23/09                          U.S.$      930            $826
-------------------------------------------------------------------------------
TOTAL SOVEREIGN & EMERGING MARKETS
     (Cost $10,993)                                                    10,623
                                                                ---------------
-------------------------------------------------------------------------------

                                                       SHARES
-------------------------------------------------------------------------------
PREFERRED STOCKS (3.3%)
-------------------------------------------------------------------------------
COMMUNICATIONS: FIXED (1.3%)
  (b)Concentric Network Corp. 'B',
       PIK 13.50%                                       9,695             987
     IXC Communications, Inc. 'B', 12.50%               1,409           1,494
                                                                ---------------
                                                                        2,481
                                                                ---------------
-------------------------------------------------------------------------------
COMMUNICATIONS: MOBILE (0.8%)
  (b)Dobson Communications Corp.,
       PIK 13.00%                                      11,720           1,242
     Nextel Communications, Inc. 'D',
       PIK 13.00%                                         308             313
                                                                ---------------
                                                                        1,555
                                                                ---------------
-------------------------------------------------------------------------------
MEDIA (0.6%)
     Paxson Communications
       Corp., PIK 13.25%                               11,931           1,211
                                                                ---------------
-------------------------------------------------------------------------------
RETAIL (0.5%)
     Kmart Financing, 7.75%                            21,250             911
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
     (Cost $5,162)                                                      6,158
                                                                ---------------
-------------------------------------------------------------------------------
                                                       NO. OF
                                                     WARRANTS
-------------------------------------------------------------------------------
WARRANTS (0.5%)
-------------------------------------------------------------------------------
COMMUNICATIONS: FIXED (0.4%)
(b)Tele1                                               33,640             643
                                                                ---------------
-------------------------------------------------------------------------------
COMMUNICATIONS: MOBILE (0.2%)
(b)American Mobile Satellite Corp.,
     expiring 4/1/08                                   17,250             100
(b)Globalstar Telecom,
     expiring 2/15/04                                   1,850              65
(b)Iridium World Communications, Inc.,
     expiring 7/15/05                                     840              -- @
(b)Occidente y Caribe,
     expiring 3/15/04                                 145,000             218
                                                                ---------------
                                                                          383
                                                                ---------------
-------------------------------------------------------------------------------


                                       8

                                                       NO. OF           VALUE
                                                     WARRANTS           (000)
-------------------------------------------------------------------------------
WARRANTS (CONTINUED)
-------------------------------------------------------------------------------
INDUSTRIAL (0.0%)
     Republic Technologies International,
       expiring 7/15/09                                   720   $          -- @
                                                                ---------------
-------------------------------------------------------------------------------
METALS (0.0%)
(b)NSM Steel, Inc., expiring 2/1/08                 5,223,013   $           5
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL WARRANTS
     (Cost $169)                                                        1,031
                                                                ---------------
-------------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.3%)
-------------------------------------------------------------------------------
BILLS
     U.S. Treasury Bill                        U.S.$      200             199
                                                                ---------------
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT
     Chase Securities, Inc., 5.90%,
       dates 3/31/00, due 4/03/00,
       to be repurchased at $303,
       collateralized by $310
       United States Federal Home
       Loan Bank Note, 7.10%, due
       3/21/02, valued at $310                            303             303
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
     (Cost $502)                                                          502
                                                                ---------------
-------------------------------------------------------------------------------
TOTAL INVESTMENTS(100.0%)
    (Cost $201,133)                                                   188,353
                                                                ---------------
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
     Other Assets                                       8,306
     Liabilities                                      (55,722)        (47,416)
                                               --------------   ---------------
-------------------------------------------------------------------------------
NET ASSETS (100%)
     Applicable to 11,568,696 issued and
       outstanding $0.01 par value shares
       (100,000,000 shares authorized)                          $     140,937
                                                                ---------------
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                       $       12.18
                                                                ---------------
-------------------------------------------------------------------------------

(a) -- Step Bond--coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2000. Maturity date disclosed is the ultimate maturity.

(b) -- 144A Security--certain conditions for public sale may exist.

  @ -- Value is less than $500.

PIK -- Payment-in-Kind. Income may be paid in additional securities or cash at the discretion of the issuer.


                                       9